Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Other Borrowings [Abstract]
Assets pledged as collateral with FRB

	2017	2016
Commercial loans	$18,491	$16,380
Commercial real estate loans	43,518	39,230
	$62,009	$55,610